Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Income [Abstract]
Bank interest income	$ 305,005	$ 233,036
Foreign exchange gain (loss)	67,527	(9,769)
Others	(16,162)	3,470
Total other income, net	$ 356,370	$ 226,737